MARSHALL FUNDS, INC.
Supplement to the Combined Prospectus dated December 31, 1996

The following information is a supplement to your combined prospectus dated December 31, 1996. We're providing it to advise you of some changes in the portfolios of Marshall Funds offered to investors.

1.Please delete the phrase `(no more than 5% of an EQUITY FUND'S net assets)'' immediately following the bullet point `` warrants', under the sub-section `THE EQUITY FUNDS' ACCEPTABLE INVESTMENTS'' on page 11 of the combined prospectus.

2.Please insert the following sentence after the third sentence of the section entitled `HOW TO REDEEM FUND SHARES'' on page 16 of the combined prospectus:
`Investors may be charged a fee if they redeem Fund shares through a broker-dealer, financial institution or other service provider (other than MFIS or the M&I Trust Companies). Consult your broker-dealer, financial institution or service provider for more information, including applicable fees.''

3. Please insert the following section after the section entitled `EXCHANGE PRIVILEGE''on page 17 of the combined prospectus:
`PURCHASING, REDEEMING, AND EXCHANGING FUND SHARES THROUGH
        MARSHALL FUNDS ONLINESM
Shareholders who have previously established an account with the Funds may purchase or redeem shares, and the exchange privilege may be exercised, through the Marshall Funds Internet Site on the World Wide Web (http://www.marshallfunds.com) (the `Web Site''). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site - you may only establish a new Fund account under the methods described in this prospectus (see `HOW TO BUY FUND SHARES''). Trust customers of M&I Trust Companies should contact their account officer for information on the availability of transactions over the Internet.
Once you have established a new Fund account (see ``OW TO BUY FUND SHARES''), you should contact MFIS to initiate trading throught the Web Site. MFIS will send a letter to the shareholder's address of record with instructions on how to create and activate their Personal Identification Number (``IN''). If you forget or lose your PIN number, contact MFIS.

CONDITIONS. Purchases, redemptions, and exchanges through the Web Site are subject to the following daily minimum and maximum transaction amounts:

                    Minimum              Maximum

Purchases           $50                  $100,000

Redemptions         By ACH: $50          By ACH: $50,000
                    By wire: $1,000      By wire: $50,000

Exchanges           $50                  $100,000

Shares may be redeemed or exchanged based on either: (1) a dollar amount; or (2) number of shares. If you are redeeming or exchanging based upon number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.
Your orders for purchases, redemptions or exchanges through the Web Site are effective at the time they are received by the Fund, and are subject to all of the conditions and procedures described above under ``OW TO BUY FUND SHARES'', ``OW TO REDEEM FUND SHARES'', ``NET ASSET VALUE'', and ``ERTIFICATES AND CONFIRMATIONS'.
Shareholders may not change their address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.
RISKS. Shareholders that utilize the Web Site for purchasing, redeeming, or exchanging shares, or reviewing account balances or historical transactions, should be aware that the Internet is an unsecured, unstable, unregulated, and unpredictable environment, and the ability of shareholders to use the Web Site for fund transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers). While the Corporation and its service providers have established certain security procedures, the Corporation, its distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure, or that your use of the Web Site will be free from delays, malfunction, or other inconveniences generally associated with this medium. Furthermore, there may be times when the Web Site is unavailable for fund transactions, which may be due to the Internet or the actions or omissions of any third party - should this happen, shareholders should consider purchasing, redeeming or exchanging shares by another method. The Corporation, its transfer agent, distributor and MFIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.''

4.Effective February 1, 1997, the STOCK FUND will be managed solely by William
J. O'Conner. In connection with this change in management, please delete the biographies of MESSRS. Frazier and Kuehn (fifth and sixth paragraphs of the sub-section entitled `PORTFOLIO MANAGEMENT TEAM'') on page 19 of the prospectus.

5.Please replace the paragraph entitled `ILLIQUID SECURITIES'' on page 28 of the combined prospectus with the following:
`ILLIQUID AND RESTRICTED SECURITIES. Illiquid securities are any securities a Fund owns which it may not be able to sell quickly (within seven days) at a fair price. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securites laws. To the extent restricted securities are deemed to be illiquid, a Fund will limit its purchases, together with other securities considered to be illiquid, to 15% (10% with respect to the MONEY MARKET FUND) of its net assets.''

6.Please delete the last two sentences of the first paragraph under the sub-section entitled `OPTIONS ON SECURITIES OR INDICES AND FUTURES CONTRACTS'' on page 30 of the combined prospectus.

7.Please delete in its entirety the sub-section entitled `RESTRICTED SECURITIES''on page 31 of the combined prospectus.

8.Please add the following to the end of the first sentence in the sub-section entitled `SECURITIES OF OTHER INVESTMENT COMPANIES'' on page 30 of the combined prospectus:
`, unless permitted to exceed these limitations by an exemptive order of the SEC.''

April 29, 1997

G01010-11 (4/97)

G01010-12 (4/97)

MARSHALL FUNDS, INC.

SUPPLEMENT TO COMBINED PROSPECTUS DATED DECEMBER 31, 1996
     The following information is a supplement to your combined prospectus dated December 31, 1996. We're providing it to advise you of a change in the names of four of the Marshall Funds portfolios, and changes to the non-fundamental investment policies of two of those portfolios, all of which will be effective on June 1, 1997. We're making these changes to the names and investment policies of these portfolios, not to change the investment objectives or goals of each portfolio, but to define their respective investment philosophies more clearly, and to reflect each portfolio's philosophy in its new name.

1. Effective June 1, 1997, the MARSHALL VALUE EQUITY FUND, MARSHALL STOCK FUND, MARSHALL MID-CAP STOCK FUND, and MARSHALL SMALL-CAP STOCK FUND, will be renamed the MARSHALL MID-CAP VALUE FUND, MARSHALL LARGE-CAP GROWTH & INCOME FUND, MARSHALL MID-CAP GROWTH FUND, and MARSHALL SMALL-CAP GROWTH FUND, respectively. All references in your combined prospectus to the VALUE EQUITY FUND, STOCK FUND, MID-CAP STOCK FUND, and SMALL-CAP STOCK FUND should also be changed to MID-CAP VALUE FUND, LARGE-CAP GROWTH & INCOME FUND, MID-CAP GROWTH FUND, and SMALL-CAP GROWTH FUND.

2. Effective June 1, 1997, please delete in its entirety the second sentence of the sub-section entitled `MARSHALL VALUE EQUITY FUND''on page 10 of your combined prospectus and replace it with the following:
     `The Fund pursues this objective through the application of a value-oriented approach by investing in a broadly diversified portfolio of common stocks, securities convertible into common stocks and preferred stocks of medium-sized companies, whose market capitalizations generally range from $200 million to $7.5 billion, selected on the basis of traditional research including assessment of earnings, dividend growth and risk/volatility of the company's industry.''

3. Effective June 1, 1997, please delete in its entirety the third sentence of the sub-section entitled `MARSHALL STOCK FUND'' on page 10 of your combined prospectus and replace it with the following:
     `Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities (i.e., common stocks and preferred stocks) of large-sized companies whose market capitalizations generally exceed $10 billion.''

April 29, 1997